Intangible assets	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets [Text Block]

  9. Intangible assets

Cost	February 28, 2022	Acquired March 11, 2022	Total	Additions	Disposal	May 31, 2022
Tradename-Trademarks	$1,275,794	$220,056	$1,495,850	$-	$-	$1,495,850
Intellectual Property	320,823	-	320,823	-	-	320,823
Customer Base	4,914,553	532,968	5,447,521	-	-	5,447,521
Non-Competes	863,760	49,608	913,368	-	-	913,368
Other Intangible Assets	-	208,582	208,582	-	-	208,582
Total	$7,374,930	$1,011,214	$8,386,144	$-	$-	$8,386,144

Accumulated depreciation	February 28, 2022	Acquired March 11, 2022	Total	Additions	Disposal	May 31, 2022
Tradename-Trademarks	$133,260	$-	$133,260	$76,058	$-	$209,318
Intellectual Property	51,968	-	51,968	17,234	-	69,202
Customer Base	169,783	-	169,783	92,911	-	262,694
Non-Competes	93,337	-	93,337	47,132	-	140,469
Other Intangible Assets	-	-	-			-
Total	$448,348	$-	$448,348	$233,335	$-	$681,683

Net Book Value	$6,926,582					$7,704,461

9. Intangible assets

	Acquired on
	May 21 and
	September 30,			February 28,
Cost	2021	Additions	Disposal	2022
Tradename - Trademarks	$1,275,794	$-	$-	$1,275,794
Intellectual Property	320,823	-	-	320,823
Customer Base	4,914,553	-	-	4,914,553
Non-Competes	863,760	-	-	863,760
Total	$7,374,930	$-	$-	$7,374,930
Accumulated amortization	May 21, and September 30, 2021	Additions	Disposal	February 28, 2022
Tradename - Trademarks	$-	$133,260	$-	$133,260
Intellectual Property	-	51,968	-	51,968
Customer Base	-	169,783	-	169,783
Non-Competes	-	93,337	-	93,337
Total	$-	448,348	$-	$448,348

Net Book Value	$7,374,930			6,926,582